Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) segment shares	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Product returns reserve	$ 15,000
Inventory	1,439,182
Research and development expense	$ 4,626,625	1,446,347
Income tax benefit percentage	50.00%
Advertising Expense	$ 3,109,000	$ 741,000
Two reportable segements (in segment) | segment	2
FDIC insurance limit	$ 250,000
Cash and cash equivalents	$ 15,000,000
Percentage of revenue	10.00%	10.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax benefit percentage	50.00%
Intangible Assets [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets useful lives	1 year
Intangible Assets [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets useful lives	15 years
RSU [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares outstanding (in Shares) | shares	2,354,989
Software Development Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Research and development expense	$ 1,078,000	$ 170,000